UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2004

Check here if Amendment [ ];               Amendment Number: ___

This Amendment (Check only one.):          [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Elias Asset Management

Address: 500 Essjay Rd. Suite 220
         Williamsville, NY  14221

Form 13F File Number:    28-_04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kathy Strohmeyer
Title: Operations Manager
Phone: 716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer       WILLIAMSVILLE, NY         03/31/04
----------------       -----------------         --------
[Signature]            [City, State]              [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _04969 ___________________________________-  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   71

Form 13F Information Table Value Total:              $276118
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number           Name

                  28-04969
         ---------------------------------------------------------------

         [Repeat as necessary.]

                             ELIAS ASSET MANAGEMENT

                                    FORM 13F
                                 MARCH 31, 2004

                                                                                                                 VOTING AUTHORITY
                                                                                                               --------------------
                                                           VALUE    SHARES/   SH/   PUT/    INVSTMT     OTHER
NAME OF ISSUER               TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT   PRN   CALL    DSCRETN    MANAGERS  SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc.                         COM        013817101     7214       207967    SH            Sole             207967
American Express Co.               COM        025816109     7827       150962    SH            Sole             150962
American International Group       COM        026874107     7273       101938    SH            Sole             101938
Amgen Inc.                         COM        031162100     5917       101755    SH            Sole             101755
Analog Devices Inc.                COM        032654105     6903       143775    SH            Sole             143775
Apple Computer                     COM        037833100      206         7600    SH            Sole               7600
Baxter International, Inc.         COM        071813109     7391       239260    SH            Sole             239260
Bed Bath & Beyond Inc.             COM        075896100     6930       165385    SH            Sole             165385
Boston Scientific Corp.            COM        101137107     6828       161125    SH            Sole             161125
ChevronTexaco Corp.                COM        166764100     7363        83879    SH            Sole              83879
Cisco Systems Inc.                 COM        17275R102     6967       295596    SH            Sole             295596
Citigroup Inc.                     COM        172967101     8226       159102    SH            Sole             159102
Clear Channel Communications       COM        184502102     6984       164901    SH            Sole             164901
DuPont E.I.                        COM        263534109     7168       169783    SH            Sole             169783
EBay, Inc.                         COM        278642103     5467        78905    SH            Sole              78905
EMC Corp. Mass                     COM        268648102     6244       458801    SH            Sole             458801
Emerson Electric Co.               COM        291011104     7912       132035    SH            Sole             132035
Exxon Mobil Corp.                  COM        30231G102     8293       199398    SH            Sole             199398
General Electric Co.               COM        369604103     7599       248972    SH            Sole             248972
Home Depot Inc.                    COM        437076102     7710       206360    SH            Sole             206360
Intel Corp.                        COM        458140100     7757       285184    SH            Sole             285184
Interpublic Group of Cos., Inc     COM        460690100     4252       276489    SH            Sole             276489
Merck and Co.                      COM        589331107     6292       142395    SH            Sole             142395
Merrill Lynch & Co.                COM        590188108     7930       133142    SH            Sole             133142
Microsoft Inc.                     COM        594918104     6947       278644    SH            Sole             278644
Northern Trust Corp.               COM        665859104     6584       141325    SH            Sole             141325
Oracle Systems Corp.               COM        68389X105     5769       480767    SH            Sole             480767
PPG Industries Inc.                COM        693506107     5493        94221    SH            Sole              94221
Paychex Inc.                       COM        704326107     7263       204012    SH            Sole             204012
Pepsico Inc.                       COM        713448108     7957       147760    SH            Sole             147760
Procter & Gamble                   COM        742718109      342         3258    SH            Sole               3258
Royal Dutch Petro-NY Shares        COM        780257804      241         5060    SH            Sole               5060
Texas Instruments Inc.             COM        882508104     8018       274384    SH            Sole             274384
Transocean Inc.                    COM        G90078109     6493       232809    SH            Sole             232809
Veritas Software Corp.             COM        923436109     5611       208522    SH            Sole             208522
Walt Disney Co.                    COM        254687106     7653       306228    SH            Sole             306228
IShares MSCI EAFE                             464287465     4007        28300    SH            Sole              28300
IShares Russell 1000 Value                    464287598     8774       146460    SH            Sole             146460
IShares S&P SmallCap 600                      464287804     4755        33390    SH            Sole              33390
S & P Mid-Cap 400 Dep Rcpts                   595635103     8989        81345    SH            Sole              81345
Asset Management Fund-Adj Rate                045419108      161   16321.4130    SH            Sole         16321.4130
Brandywine Fund                               10532D107      227    9051.7000    SH            Sole          9051.7000
Eaton Vance Tax Managed Growth                277919205      299     594.5260    SH            Sole           594.5260
Federated Index Tr Mini-Cap Fu                31420E304      412   29110.0000    SH            Sole         29110.0000
First Mutual Fund                             892880105     1328  141562.0205    SH            Sole        141562.0205
BAC Capital Trust 7.00% Pfd                   05518E202      223         8125    SH            Sole               8125
Citigroup Cap IX Pfd 6.00%                    173066200      311        12050    SH            Sole              12050
General Electric Capital Corp                 369622519      258         9800    SH            Sole               9800
Allegheny Energy Inc.                         017361106      398        29000    SH            Sole              29000
Amgen Inc.                                    031162100     2821        48500    SH            Sole              48500
BP PLC-Spons ADR                              055622104      407         7940    SH            Sole               7940
BSB Bancorp Inc.                              055652101      388        10048    SH            Sole              10048
Bank of New York                              064057102      337        10700    SH            Sole              10700
Bristol-Myers Squibb Co.                      110122108      301        12430    SH            Sole              12430
ChevronTexaco Corp.                           166764100      624         7112    SH            Sole               7112
Colgate - Palmolive                           194162103      309         5600    SH            Sole               5600
Community Bank Systems                        203607106     2106        45500    SH            Sole              45500
Computer Task Group                           205477102      899       169950    SH            Sole             169950
Exxon Mobil Corp.                             30231G102     1665        40025    SH            Sole              40025
Fortune Brands                                349631101      211         2750    SH            Sole               2750
General Electric Co.                          369604103     2006        65721    SH            Sole              65721
Gillette Co.                                  375766102      282         7200    SH            Sole               7200
Home Depot Inc.                               437076102      309         8271    SH            Sole               8271
Intel Corp.                                   458140100      272        10000    SH            Sole              10000
International Business Machine                459200101      240         2611    SH            Sole               2611
Jefferson Pilot Corp.                         475070108      251         4555    SH            Sole               4555
Johnson & Johnson                             478160104      340         6700    SH            Sole               6700
Microsoft Inc.                                594918104      290        11600    SH            Sole              11600
Trustco Bank Corp.                            898349105      450        33440    SH            Sole              33440
Union Pacific                                 907818108      237         3960    SH            Sole               3960
Wyeth                                         983024100      212         5640    SH            Sole               5640
REPORT SUMMARY                       71    DATA RECORDS   276118          OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.


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